Loss Per Share - Schedule of Earnings Per Share, Basic and Diluted (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Common Class A [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (46,326)	$ (6,626)	¥ (288,286)	¥ (543,089)
Denominator:
Weighted-average number of ordinary shares outstanding – basic	88,979,617	88,979,617	85,610,197	85,071,691
Weighted-average number of ordinary shares outstanding – diluted	88,979,617	88,979,617	85,610,197	85,071,691
Loss per share - basic | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Loss per share - diluted | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Common Class B [Member]
Numerator:
Net loss attributable to ordinary shareholders	¥ (9,020)	$ (1,290)	¥ (58,340)	¥ (110,600)
Denominator:
Weighted-average number of ordinary shares outstanding – basic	17,324,848	17,324,848	17,324,848	17,324,848
Weighted-average number of ordinary shares outstanding – diluted	17,324,848	17,324,848	17,324,848	17,324,848
Loss per share - basic | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Loss per share - diluted | (per share)	¥ (0.52)	$ (0.07)	¥ (3.37)	¥ (6.38)
Common Stock [Member] | Common Class A [Member]
Denominator:
Weighted-average number of ordinary shares outstanding	88,979,617	88,979,617	85,610,197	85,188,137
Effect of unvested restricted shares	0	0	0	(116,446)
Common Stock [Member] | Common Class B [Member]
Denominator:
Weighted-average number of ordinary shares outstanding	17,324,848	17,324,848	17,324,848	17,324,848
Effect of unvested restricted shares	0	0	0	0